Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Events After the Reporting Period
Events After the Reporting Period

Note 33 Events After the Reporting Period

In January 2022, Calliditas announced the commercial availability and first sale of TARPEYO.

In March 2022, all 856,586 warrants were subscribed for in the 2018/2022 warrant program, which entitled to purchase of a new share in the parent company at a subscription price of SEK 74.30.